Performance Management	Mar. 13, 2026
Arimathea Catholic Bond Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.faithinvestorservices.com.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.faithinvestorservices.com
FIS Bright Portfolios Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.faithinvestorservices.com.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.faithinvestorservices.com
FIS Faith Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.faithinvestorservices.com.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.faithinvestorservices.com
FIS Tactical Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.faithinvestorservices.com.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.faithinvestorservices.com